Disposal of Subsidiaries - Schedule of Assets and Liabilities of Disposal (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disposal of Subsidiaries - Schedule of Assets and Liabilities of Disposal (Details) [Line Items]
Cash and cash equivalents	$ 940,963	$ 8,100,899	$ 1,010,455	$ 870,720
Trade and other receivables	29,512,675	30,009,175
Amount due from related parties	62,833,133		511,912
Property, plant and equipment	1,061,170	573,084
Other investment
Total assets	116,904,262	91,559,740	25,722,362
Borrowings		182,391	$ 201,033
Lease liabilities	399,858	82,431
Amount due to related parties		487,111
Total		$ 160,455
Disposal groups classified as held for sale [member]
Disposal of Subsidiaries - Schedule of Assets and Liabilities of Disposal (Details) [Line Items]
Cash and cash equivalents	5,695
Trade and other receivables	71,780
Amount due from related parties	17,564,667
Property, plant and equipment	51,685
Right of Use Assets	76,797
Intangible Assets	7,240,408
Total assets	25,011,032
Trade and other payables	846
Lease liabilities	77,071
Amount due to related parties	673,324
Total	751,241
Net identifiable assets disposed of	24,259,791
Credilab Group [Member]
Disposal of Subsidiaries - Schedule of Assets and Liabilities of Disposal (Details) [Line Items]
Cash and cash equivalents	10,922
Trade and other receivables	36,302,893
Amount due from related parties	33,749,553
Property, plant and equipment	3,488
Other investment	16,915,265
Other assets	27,104
Total assets	87,009,225
Trade and other payables	29,775,253
Provision for taxation	271,040
Total	30,046,293
Net identifiable assets disposed of	56,962,932
VCCG Group [Member]
Disposal of Subsidiaries - Schedule of Assets and Liabilities of Disposal (Details) [Line Items]
Cash and cash equivalents	114,927
Trade and other receivables	11,830,285
Amount due from related parties	1,743,409
Property, plant and equipment	3,252
Other assets	2,459,434
Total assets	16,151,307
Trade and other payables	743,500
Amount due to related parties	2,807,821
Deferred revenue	116,005
Total	3,667,326
Net identifiable assets disposed of	12,483,981
Individually Material to the Group's [Member]
Disposal of Subsidiaries - Schedule of Assets and Liabilities of Disposal (Details) [Line Items]
Cash and cash equivalents	104,010
Trade and other receivables	1,080,000
Amount due from related parties	12,757
Amount due from director	558,887
Property, plant and equipment	317,332
Right of Use Assets	54,315
Other investment	123,200
Other assets	103,145
Total assets	2,353,646
Trade and other payables	1,428,808
Borrowings	43,430
Lease liabilities	43,169
Amount due to related parties	3,373,276
Total	4,888,683
Net identifiable assets disposed of	$ (2,535,037)